Deposits - Summary of fair value and changes in fair value of structured note liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value measurements of structured note liabilities [Abstract]
Fair value	$ 22,665	$ 18,073
Notional amount due at contractual maturity	22,448	19,175
Change in fair value recorded in the Consolidated Statement of Income	(1,310)	1,319
Change in fair value due to own credit risk recorded in OCI (before tax)	(240)	(26)
Cumulative change in fair value due to own credit risk recorded in AOCI (before tax)	$ (408)	$ (168)